Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

(collectively, the “Specified Parties”)

Re:	PRM8 Commercial Mortgage Trust 2026-PRM8 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-PRM8 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 10 April 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 April 2026

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a fixed rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”)

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 21 April 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 6

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Months)”),
b.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original IO Term (Months)”),
c.	Use the “Remaining Term to Maturity (Months),” as shown on the Final Data File, for the remaining interest-only period of the Mortgage Loan (the “Remaining IO Term (Months)”) and
d.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Closing Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Coupon and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment,

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

Attachment A Page 4 of 6

9.	Using the:
a.	Mortgage Loan Closing Date Balance,
b.	Mortgage Loan Maturity Date Balance,
c.	Individual As-Is Appraised Value,
d.	Portfolio Appraised Value,
e.	Mortgage Loan Annual Debt Service Payment,
f.	UW Net Operating Income,
g.	UW Net Cash Flow,
h.	Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial and
i.	Unit Mix (Available Units) Total Units Including Parking, Other and Commercial,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan Closing Date Balance per SF,
iv.	Mortgage Loan Closing Date Balance per Unit,
v.	Individual As-Is Appraised Value per SF,
vi.	Portfolio Appraised Value per SF,
vii.	Mortgage Loan Closing Date LTV (Aggregate Individual As-is Values),
viii.	Mortgage Loan Balloon LTV (Aggregate Individual As-is Values),
ix.	Mortgage Loan Closing Date LTV (Portfolio Value),
x.	Mortgage Loan Balloon LTV (Portfolio Value),
xi.	Mortgage Loan UW NOI Debt Yield and
xii.	Mortgage Loan UW NCF Debt Yield

of the Mortgage Loan, and with respect to iii. through vi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to two decimal places and
b.	Round the characteristics listed in vii. through xii. above to the nearest 1/10th of one percent.

Attachment A Page 5 of 6

10.	Using the:
a.	Square Footage (Available SF) Total Self Storage Square Footage,
b.	Square Footage (Available SF) Climate Controlled and
c.	Square Footage (Available SF) Regular,

as shown on the Final Data File, we recalculated the:

i.	% of Square Footage (Available SF) Climate Controlled and
ii.	% of Square Footage (Available SF) Regular

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial,
b.	Square Footage (Available SF) Total Self Storage Square Footage,
c.	Square Footage (Available SF) Parking,
d.	Square Footage (Available SF) Other and
e.	Square Footage (Available SF) Commercial,

as shown on the Final Data File, we recalculated the:

i.	% of Square Footage (Available SF) Self Storage SF % of Total,
ii.	% of Square Footage (Available SF) Parking,
iii.	% of Square Footage (Available SF) Other,
iv.	% of Square Footage (Available SF) Commercial and
v.	% of Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial % of Total

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

12.	Using the:
a.	Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial,
b.	Square Footage (Available SF) Commercial,
c.	2023 Annualized Effective Gross Income – Storage,
d.	2024 Annualized Effective Gross Income – Storage,
e.	2025 Annualized Effective Gross Income – Storage,
f.	February 2026 T-12 Annualized Effective Gross Income – Storage,
g.	February 2026 T-6 Annualized Effective Gross Income – Storage,
h.	Sponsor 2026 Budget Effective Gross Income – Storage and
i.	UW Effective Gross Income – Storage,

as shown on the Final Data File, we recalculated the:

i.	2023 Annualized RevPAF – Storage,
ii.	2024 Annualized RevPAF – Storage,
iii.	2025 Annualized RevPAF – Storage,
iv.	February 2026 T-12 Annualized RevPAF – Storage,
v.	February 2026 T-6 Annualized RevPAF – Storage,
vi.	Sponsor 2026 Budget RevPAF – Storage and
vii.	UW RevPAF - Storage

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the “Mortgage Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Closing Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	8 April 2026

Cash Management Agreement (see Note 1)	1 April 2026

Consolidated Promissory Note (see Note 1)	1 April 2026

Note Splitter Agreement (see Note 1)	1 April 2026

Guaranty Agreement (see Note 1)	10 April 2026

Environmental Indemnity Agreement (see Note 1)	1 April 2026

Administrative Fee Schedule (see Note 1)	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	6 April 2026

Engineering Reports	Various

Phase I Environmental Reports	Various

Seismic Risk Assessments	Various

Pro Forma Title Policies	Not Dated

Management Agreement Documents (see Note 1)	10 April 2026

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	24 February 2026

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Deed of Trust (see Note 1)	9 April 2026

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 15

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report or Engineering Report
City	Appraisal Report
State (Province)	Appraisal Report
Zip (Postal Abbreviation)	Appraisal Report
County	Appraisal Report
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report
Date Acquired	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy or Deed of Trust
Unit Mix (Available Units) Regular	Underwriter’s Summary Report
Unit Mix (Available Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Available Units) Total Self Storage Units	Underwriter’s Summary Report
Unit Mix (Available Units) Parking	Underwriter’s Summary Report
Unit Mix (Available Units) Other	Underwriter’s Summary Report
Unit Mix (Available Units) Commercial	Underwriter’s Summary Report
Unit Mix (Available Units) Total Units Including Parking, Other and Commercial	Underwriter’s Summary Report
Square Footage (Available SF) Regular	Underwriter’s Summary Report
Square Footage (Available SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Available SF) Total Self Storage Square Footage	Underwriter’s Summary Report
Square Footage (Available SF) Parking	Underwriter’s Summary Report
Square Footage (Available SF) Other	Underwriter’s Summary Report
Square Footage (Available SF) Commercial	Underwriter’s Summary Report
Square Footage (Available SF) Total Square Footage Including Parking, Other and Commercial	Underwriter’s Summary Report
Unit Mix (Occupied Units) Regular	Underwriter’s Summary Report
Unit Mix (Occupied Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Self Storage Units	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 15

Property Information: (continued)

Characteristic	Source Document(s)

Unit Mix (Occupied Units) Parking	Underwriter’s Summary Report
Unit Mix (Occupied Units) Other	Underwriter’s Summary Report
Unit Mix (Occupied Units) Commercial	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Units Including Parking, Other and Commercial	Underwriter’s Summary Report
Square Footage (Occupied SF) Regular	Underwriter’s Summary Report
Square Footage (Occupied SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Occupied SF) Total Self Storage SF	Underwriter’s Summary Report
Square Footage (Occupied SF) Parking	Underwriter’s Summary Report
Square Footage (Occupied SF) Other	Underwriter’s Summary Report
Square Footage (Occupied SF) Commercial	Underwriter’s Summary Report
Square Footage (Occupied SF) Total Square Footage Including Parking, Other and Commercial	Underwriter’s Summary Report
Self Storage Occupancy (%) (based on SF)	Underwriter’s Summary Report
Storage Occupancy (%) (based on SF)	Underwriter’s Summary Report
Total Occupancy Including Parking, Other and Commercial SF (based on SF) (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 15

Third Party Information:

Characteristic	Source Document(s)

Individual As-is Appraiser	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraisal Appraiser	Portfolio Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Portfolio Appraised Value Premium	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Flood Zone	Engineering Report
Seismic Zone	Engineering Report
PML %	Seismic Risk Assessment
Seismic Report Date	Seismic Risk Assessment
Environmental Phase I Report Provider	Phase I Environmental Report
Environmental Phase I Report Date	Phase I Environmental Report

Exhibit 2 to Attachment A Page 4 of 15

Underwriting Information:

Characteristic	Source Document(s)

2023 Annualized Storage Rental Income	Underwriter’s Summary Report
2024 Annualized Storage Rental Income	Underwriter’s Summary Report
2025 Annualized Storage Rental Income	Underwriter’s Summary Report
February 2026 T-12 Annualized Storage Rental Income	Underwriter’s Summary Report
February 2026 T-6 Annualized Storage Rental Income	Underwriter’s Summary Report
Sponsor 2026 Budget Storage Rental Income	Underwriter’s Summary Report
UW Storage Rental Income	Underwriter’s Summary Report
2023 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
2024 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
2025 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
February 2026 T-12 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
February 2026 T-6 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
Sponsor 2026 Budget Potential Income from Vacant Units	Underwriter’s Summary Report
UW Potential Income from Vacant Units	Underwriter’s Summary Report
2023 Annualized Gross Potential Income	Underwriter’s Summary Report
2024 Annualized Gross Potential Income	Underwriter’s Summary Report
2025 Annualized Gross Potential Income	Underwriter’s Summary Report
February 2026 T-12 Annualized Gross Potential Income	Underwriter’s Summary Report
February 2026 T-6 Annualized Gross Potential Income	Underwriter’s Summary Report
Sponsor 2026 Budget Gross Potential Income	Underwriter’s Summary Report
UW Gross Potential Income	Underwriter’s Summary Report
2023 Annualized Economic Vacancy	Underwriter’s Summary Report
2024 Annualized Economic Vacancy	Underwriter’s Summary Report
2025 Annualized Economic Vacancy	Underwriter’s Summary Report
February 2026 T-12 Annualized Economic Vacancy	Underwriter’s Summary Report
February 2026 T-6 Annualized Economic Vacancy	Underwriter’s Summary Report
Sponsor 2026 Budget Economic Vacancy	Underwriter’s Summary Report
UW Economic Vacancy	Underwriter’s Summary Report
2023 Annualized Gross Potential Income Before Other Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

2024 Annualized Gross Potential Income Before Other Income	Underwriter’s Summary Report
2025 Annualized Gross Potential Income Before Other Income	Underwriter’s Summary Report
February 2026 T-12 Annualized Gross Potential Income Before Other Income	Underwriter’s Summary Report
February 2026 T-6 Annualized Gross Potential Income Before Other Income	Underwriter’s Summary Report
Sponsor 2026 Budget Gross Potential Income Before Other Income	Underwriter’s Summary Report
UW Gross Potential Income Before Other Income	Underwriter’s Summary Report
2023 Annualized Late & Application Fees	Underwriter’s Summary Report
2024 Annualized Late & Application Fees	Underwriter’s Summary Report
2025 Annualized Late & Application Fees	Underwriter’s Summary Report
February 2026 T-12 Annualized Late & Application Fees	Underwriter’s Summary Report
February 2026 T-6 Annualized Late & Application Fees	Underwriter’s Summary Report
Sponsor 2026 Budget Late & Application Fees	Underwriter’s Summary Report
UW Late & Application Fees	Underwriter’s Summary Report
2023 Annualized Other Income	Underwriter’s Summary Report
2024 Annualized Other Income	Underwriter’s Summary Report
2025 Annualized Other Income	Underwriter’s Summary Report
February 2026 T-12 Annualized Other Income	Underwriter’s Summary Report
February 2026 T-6 Annualized Other Income	Underwriter’s Summary Report
Sponsor 2026 Budget Other Income	Underwriter’s Summary Report
UW Other Income	Underwriter’s Summary Report
2023 Annualized Effective Gross Income - Storage	Underwriter’s Summary Report
2024 Annualized Effective Gross Income - Storage	Underwriter’s Summary Report
2025 Annualized Effective Gross Income - Storage	Underwriter’s Summary Report
February 2026 T-12 Annualized Effective Gross Income - Storage	Underwriter’s Summary Report
February 2026 T-6 Annualized Effective Gross Income - Storage	Underwriter’s Summary Report
Sponsor 2026 Budget Effective Gross Income - Storage	Underwriter’s Summary Report
UW Effective Gross Income - Storage	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

2023 Annualized Commercial Base Rent	Underwriter’s Summary Report
2024 Annualized Commercial Base Rent	Underwriter’s Summary Report
2025 Annualized Commercial Base Rent	Underwriter’s Summary Report
February 2026 T-12 Annualized Commercial Base Rent	Underwriter’s Summary Report
February 2026 T-6 Annualized Commercial Base Rent	Underwriter’s Summary Report
Sponsor 2026 Budget Commercial Base Rent	Underwriter’s Summary Report
UW Commercial Base Rent	Underwriter’s Summary Report
2023 Annualized Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
2024 Annualized Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
2025 Annualized Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
February 2026 T-12 Annualized Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
February 2026 T-6 Annualized Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
Sponsor 2026 Budget Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
UW Commercial Potential Income from Vacant Space	Underwriter’s Summary Report
2023 Annualized Commercial Expense Reimbursements	Underwriter’s Summary Report
2024 Annualized Commercial Expense Reimbursements	Underwriter’s Summary Report
2025 Annualized Commercial Expense Reimbursements	Underwriter’s Summary Report
February 2026 T-12 Annualized Commercial Expense Reimbursements	Underwriter’s Summary Report
February 2026 T-6 Annualized Commercial Expense Reimbursements	Underwriter’s Summary Report
Sponsor 2026 Budget Commercial Expense Reimbursements	Underwriter’s Summary Report
UW Commercial Expense Reimbursements	Underwriter’s Summary Report
2023 Annualized Gross Potential Commercial Income	Underwriter’s Summary Report
2024 Annualized Gross Potential Commercial Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

2025 Annualized Gross Potential Commercial Income	Underwriter’s Summary Report
February 2026 T-12 Annualized Gross Potential Commercial Income	Underwriter’s Summary Report
February 2026 T-6 Annualized Gross Potential Commercial Income	Underwriter’s Summary Report
Sponsor 2026 Budget Gross Potential Commercial Income	Underwriter’s Summary Report
UW Gross Potential Commercial Income	Underwriter’s Summary Report
2023 Annualized Commercial Economic Vacancy	Underwriter’s Summary Report
2024 Annualized Commercial Economic Vacancy	Underwriter’s Summary Report
2025 Annualized Commercial Economic Vacancy	Underwriter’s Summary Report
February 2026 T-12 Annualized Commercial Economic Vacancy	Underwriter’s Summary Report
February 2026 T-6 Annualized Commercial Economic Vacancy	Underwriter’s Summary Report
Sponsor 2026 Budget Commercial Economic Vacancy	Underwriter’s Summary Report
UW Commercial Economic Vacancy	Underwriter’s Summary Report
2023 Annualized Commercial Other Income	Underwriter’s Summary Report
2024 Annualized Commercial Other Income	Underwriter’s Summary Report
2025 Annualized Commercial Other Income	Underwriter’s Summary Report
February 2026 T-12 Annualized Commercial Other Income	Underwriter’s Summary Report
February 2026 T-6 Annualized Commercial Other Income	Underwriter’s Summary Report
Sponsor 2026 Budget Commercial Other Income	Underwriter’s Summary Report
UW Commercial Other Income	Underwriter’s Summary Report
2023 Annualized Effective Gross Income - Commercial	Underwriter’s Summary Report
2024 Annualized Effective Gross Income - Commercial	Underwriter’s Summary Report
2025 Annualized Effective Gross Income - Commercial	Underwriter’s Summary Report
February 2026 T-12 Annualized Effective Gross Income - Commercial	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 8 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

February 2026 T-6 Annualized Effective Gross Income - Commercial	Underwriter’s Summary Report
Sponsor 2026 Budget Effective Gross Income - Commercial	Underwriter’s Summary Report
UW Effective Gross Income - Commercial	Underwriter’s Summary Report
2023 Annualized Effective Gross Income - Total	Underwriter’s Summary Report
2024 Annualized Effective Gross Income - Total	Underwriter’s Summary Report
2025 Annualized Effective Gross Income - Total	Underwriter’s Summary Report
February 2026 T-12 Annualized Effective Gross Income - Total	Underwriter’s Summary Report
February 2026 T-6 Annualized Effective Gross Income - Total	Underwriter’s Summary Report
Sponsor 2026 Budget Effective Gross Income - Total	Underwriter’s Summary Report
UW Effective Gross Income - Total	Underwriter’s Summary Report
2023 Annualized Management Fee	Underwriter’s Summary Report
2024 Annualized Management Fee	Underwriter’s Summary Report
2025 Annualized Management Fee	Underwriter’s Summary Report
February 2026 T-12 Annualized Management Fee	Underwriter’s Summary Report
February 2026 T-6 Annualized Management Fee	Underwriter’s Summary Report
Sponsor 2026 Budget Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
2023 Annualized Payroll & Benefits	Underwriter’s Summary Report
2024 Annualized Payroll & Benefits	Underwriter’s Summary Report
2025 Annualized Payroll & Benefits	Underwriter’s Summary Report
February 2026 T-12 Annualized Payroll & Benefits	Underwriter’s Summary Report
February 2026 T-6 Annualized Payroll & Benefits	Underwriter’s Summary Report
Sponsor 2026 Budget Payroll & Benefits	Underwriter’s Summary Report
UW Payroll & Benefits	Underwriter’s Summary Report
2023 Annualized Cost of Goods Sold	Underwriter’s Summary Report
2024 Annualized Cost of Goods Sold	Underwriter’s Summary Report
2025 Annualized Cost of Goods Sold	Underwriter’s Summary Report
February 2026 T-12 Annualized Cost of Goods Sold	Underwriter’s Summary Report
February 2026 T-6 Annualized Cost of Goods Sold	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 9 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

Sponsor 2026 Budget Cost of Goods Sold	Underwriter’s Summary Report
UW Cost of Goods Sold	Underwriter’s Summary Report
2023 Annualized Utilities	Underwriter’s Summary Report
2024 Annualized Utilities	Underwriter’s Summary Report
2025 Annualized Utilities	Underwriter’s Summary Report
February 2026 T-12 Annualized Utilities	Underwriter’s Summary Report
February 2026 T-6 Annualized Utilities	Underwriter’s Summary Report
Sponsor 2026 Budget Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
2023 Annualized Repairs & Maintenance	Underwriter’s Summary Report
2024 Annualized Repairs & Maintenance	Underwriter’s Summary Report
2025 Annualized Repairs & Maintenance	Underwriter’s Summary Report
February 2026 T-12 Annualized Repairs & Maintenance	Underwriter’s Summary Report
February 2026 T-6 Annualized Repairs & Maintenance	Underwriter’s Summary Report
Sponsor 2026 Budget Repairs & Maintenance	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report
2023 Annualized Marketing & Advertising	Underwriter’s Summary Report
2024 Annualized Marketing & Advertising	Underwriter’s Summary Report
2025 Annualized Marketing & Advertising	Underwriter’s Summary Report
February 2026 T-12 Annualized Marketing & Advertising	Underwriter’s Summary Report
February 2026 T-6 Annualized Marketing & Advertising	Underwriter’s Summary Report
Sponsor 2026 Budget Marketing & Advertising	Underwriter’s Summary Report
UW Marketing & Advertising	Underwriter’s Summary Report
2023 Annualized General & Administrative	Underwriter’s Summary Report
2024 Annualized General & Administrative	Underwriter’s Summary Report
2025 Annualized General & Administrative	Underwriter’s Summary Report
February 2026 T-12 Annualized General & Administrative	Underwriter’s Summary Report
February 2026 T-6 Annualized General & Administrative	Underwriter’s Summary Report
Sponsor 2026 Budget General & Administrative	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 10 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

2023 Annualized Insurance	Underwriter’s Summary Report
2024 Annualized Insurance	Underwriter’s Summary Report
2025 Annualized Insurance	Underwriter’s Summary Report
February 2026 T-12 Annualized Insurance	Underwriter’s Summary Report
February 2026 T-6 Annualized Insurance	Underwriter’s Summary Report
Sponsor 2026 Budget Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2023 Annualized Real Estate Taxes	Underwriter’s Summary Report
2024 Annualized Real Estate Taxes	Underwriter’s Summary Report
2025 Annualized Real Estate Taxes	Underwriter’s Summary Report
February 2026 T-12 Annualized Real Estate Taxes	Underwriter’s Summary Report
February 2026 T-6 Annualized Real Estate Taxes	Underwriter’s Summary Report
Sponsor 2026 Budget Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
2023 Annualized Total Expenses	Underwriter’s Summary Report
2024 Annualized Total Expenses	Underwriter’s Summary Report
2025 Annualized Total Expenses	Underwriter’s Summary Report
February 2026 T-12 Annualized Total Expenses	Underwriter’s Summary Report
February 2026 T-6 Annualized Total Expenses	Underwriter’s Summary Report
Sponsor 2026 Budget Total Expenses	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
2023 Annualized Net Operating Income	Underwriter’s Summary Report
2024 Annualized Net Operating Income	Underwriter’s Summary Report
2025 Annualized Net Operating Income	Underwriter’s Summary Report
February 2026 T-12 Annualized Net Operating Income	Underwriter’s Summary Report
February 2026 T-6 Annualized Net Operating Income	Underwriter’s Summary Report
Sponsor 2026 Budget Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report
2023 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
2024 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
2025 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
February 2026 T-12 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 11 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

February 2026 T-6 Annualized Replacement Reserves - Storage	Underwriter’s Summary Report
Sponsor 2026 Budget Replacement Reserves - Storage	Underwriter’s Summary Report
UW Replacement Reserves - Storage	Underwriter’s Summary Report
2023 Annualized Replacement Reserves - Commercial	Underwriter’s Summary Report
2024 Annualized Replacement Reserves - Commercial	Underwriter’s Summary Report
2025 Annualized Replacement Reserves - Commercial	Underwriter’s Summary Report
February 2026 T-12 Annualized Replacement Reserves - Commercial	Underwriter’s Summary Report
February 2026 T-6 Annualized Replacement Reserves - Commercial	Underwriter’s Summary Report
Sponsor 2026 Budget Replacement Reserves - Commercial	Underwriter’s Summary Report
UW Replacement Reserves - Commercial	Underwriter’s Summary Report
2023 Annualized Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
2024 Annualized Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
2025 Annualized Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
February 2026 T-12 Annualized Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
February 2026 T-6 Annualized Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
Sponsor 2026 Budget Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
UW Normalized Tenant Improvement and Leasing Commissions	Underwriter’s Summary Report
2023 Annualized Net Cash Flow	Underwriter’s Summary Report
2024 Annualized Net Cash Flow	Underwriter’s Summary Report
2025 Annualized Net Cash Flow	Underwriter’s Summary Report
February 2026 T-12 Annualized Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 12 of 15

Underwriting Information: (continued)

Characteristic	Source Document(s)

February 2026 T-6 Annualized Net Cash Flow	Underwriter’s Summary Report
Sponsor 2026 Budget Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Debt Service Reserve Cap ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Other Reserve Cap ($)	Mortgage Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

First Loan Payment Date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement
Amort Type	Mortgage Loan Agreement
Grace Period- Late Fee	Mortgage Loan Agreement
Grace Period- Default	Mortgage Loan Agreement
Lockbox	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Cash Management Type	Mortgage Loan Agreement
Release Provisions (Yes/No)	Mortgage Loan Agreement
Property Release Description	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 13 of 15

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Administrative Fee Rate (%)	Administrative Fee Schedule
Mortgage Loan Original Balance	Mortgage Loan Agreement
Lockout Expiration Date	Mortgage Loan Agreement
Prepayment / Defeasance Begin Date	Mortgage Loan Agreement
Prepayment / Defeasance End Date	Mortgage Loan Agreement
Open Period Begin Date	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Future Debt Permitted (Yes/No)	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Tenant in Common (Yes/No)?	Mortgage Loan Agreement
Delaware Statutory Trust (Yes/No)?	Mortgage Loan Agreement
Carve-out Guarantor	Mortgage Loan Agreement
Recourse	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Property Manager	Mortgage Loan Agreement
Originator	Mortgage Loan Agreement
Originator Entity Type	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State (Province)

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A Page 14 of 15
3.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date,
d.	Prepayment / Defeasance Begin Date,
e.	Prepayment / Defeasance End Date,
f.	Open Period Begin Date and
g.	Open Period (Payments)

characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

4.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

5.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the “startup day” of the REMIC Trust (as described in the applicable Source Document(s)) is 4/29/2026.

6.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first payment date which occurs during the defeasance period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the defeasance period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Depositor instructed us to use the day prior to the first payment date which occurs during the open period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the open period, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” if the applicable Source Document(s) require the borrower(s) to deposit or cause the property manager to deposit all rents collected into a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 15 of 15

8.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the “Individual As-Is Appraised Value” characteristic for the Properties identified on the Preliminary Data File as “Prime Storage – Sherwood Park” and “Prime Storage – Wichita (US-54),” the Depositor instructed us to combine the excess land value with the as-is appraised value, as shown in the applicable appraisal report Source Document.

10.	For the purpose of comparing the “Portfolio Appraised Value” characteristic for the Mortgage Loan, the Depositor instructed us to combine the excess land value, surplus land value and as-is appraised value, as shown in the portfolio appraisal report Source Document.

11.	For the purpose of comparing the “County” and “MSA” characteristics for the Properties identified on the Preliminary Data File as “Prime Storage – Vernon” and “Prime Storage - Sherwood Park,” the Depositor instructed us to use “NAP.”

12.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML %” characteristics only for any Property that contains a seismic risk assessment Source Document. For any Property that does not contain a seismic risk assessment Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML %” characteristics.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property No. (ranked by Mortgage ALA)
Property Name
Mortgage Loan Seller
Origination Date
Loan Purpose
Due on Sale
Due on Encumbrance
Sponsor
Mortgage Loan Coupon
Environmental Phase II Report Provider
Environmental Phase II Report Date
Property Located Within a Qualified Opportunity Zone (Y/N)
Upfront RE Tax Reserve ($)
Upfront Insurance Reserve ($)
Upfront Other Reserve ($)
Ongoing Other Reserve ($)
Other Reserve Description
Previous Securitization
Earthquake Insurance Required
Terrorism Insurance Required
Environmental Insurance Required (Y/N)
Blanket Insurance Policy (Yes/No)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.